                              AMERICAN AADVANTAGE
                               MILEAGE FUNDS(SM)

--------------------------------------------------------------------------------

                                ANNUAL REPORT
                              DECEMBER 31, 2000


                                   [AMR LOGO]


                                                     S&P 500 INDEX  MILEAGE FUND

MANAGED BY AMR INVESTMENT SERVICES, INC.

                                 [AA EAGLE]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.

AMR Investments is a wholly
owned subsidiary of AMR
Corporation, the parent company
of American Airlines, Inc.

Incorporated in 1986, we are
directly responsible for the
investment management and
oversight of AMR Corporation's
defined benefit and defined
contribution plans, as well as

its fixed income investments.

Contents
------------------------------------------------
Letter to Stockholders......................   1
American AAdvantage
S&P 500 Index Mileage Fund
   Statement of Assets and Liabilities......   4
   Statement of Operations..................   5
   Statement of Changes in Net Assets.......   6
   Financial Highlights.....................   7
   Notes to Financial Statements............   8
State Street Equity 500 Index Portfolio
   Statement of Net Assets..................  12
   Statement of Assets and Liabilities......  18
   Statement of Operations..................  19
   Statement of Changes in Net Assets.......  20
   Financial Highlights.....................  21
   Notes to Financial Statements............  22

American AAdvantage Mileage Funds                              December 31, 2000

                                                              BILL QUINN PICTURE

DEAR FELLOW SHAREHOLDER:
We are pleased to present you with this annual report for the American AAdvantage S&P 500 Index Mileage Fund. This includes a review of the market as well as a complete financial summary of the Fund's operations and list of holdings.

     The year's volatile markets and shifting trends emphasized the importance of a sound investment philosophy. The NASDAQ Composite Index plunged 39%, the worst year since it was created in 1971. The Dow Jones Industrial Average fell 6% for the year, while the Standard & Poor's 500 Index lost 9% last year, its worst since 1977. Thus reminding investors that stocks do not only move in one direction.

     Performance returns for the fund were within expectations for the year. The S&P 500 Index Mileage Fund returned -9.60% for 2000.

     It is important to realize that, for an index fund, the goal is to replicate the performance of the specified index. The fund manager does not manage the portfolio according to a specific outlook or forecast for the market or the overall economy.

     We thank you for your continued trust in our Funds. As we welcome in the new year, the American AAdvantage Funds will strive to provide products and services that support your financial needs.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Mileage Funds

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
--------------------------------------------------------------------------------

     The American AAdvantage S&P 500 Index Mileage Fund returned -9.60% for the twelve months ended December 31, 2000.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                FOR THE PERIOD FROM          * THROUGH 12/31/00

                            GROWTH OF $10,0000 CHART

                       S&P MILEAGE   S&P INDEX   LIPPER S&P 500
                       10000.00      10000.00     10000.00
1997.................  13309.00      13326.00     13308.00
1998.................  17162.00      17159.00     17079.00
1999.................  20648.00      20760.00     20601.00
2000.................  18665.00      18871.00     18685.00

*   Inception of S&P 500 Index Fund

                          ANNUALIZED TOTAL RETURNS
                         ---------------------------
                           PERIODS ENDED 12/31/00      VALUE OF
                         ---------------------------    $10,000
                                             SINCE     12/31/96-
                         1 YEAR   3 YEARS   12/31/96   12/31/00
                         ------   -------   --------   ---------
S&P Mileage(1).........  -9.60%    11.93%    16.88%     $18,665
S&P Index..............  -9.10%    12.26%    17.20%     $18,871
Lipper S&P 500.........  -9.30%    11.98%    16.91%     $18,685

1   Past performance is not indicative of future performance.

     Its benchmark, the S&P 500 Index, returned -9.10% during the fiscal year ended December 31, 2000, while the Lipper S&P 500 Index fell 9.30%. Unlike 1999, technology did not lead the S&P 500 Index performance in 2000. In fact, it probably comes as no surprise that the technology sector was the largest detractor for the S&P 500 Index performance in 2000. From the well publicized legal troubles of Microsoft to the fundamental problems at Lucent, many tech stocks have dropped to levels unimaginable just a short time ago. Firms that drove the S&P 500 Index to new high after new high in 1999 were the Index's biggest negative contributors in 2000. Microsoft provided the largest drag on a cap-weighted basis and was joined by Lucent, Cisco and Yahoo. Indeed, 11 out of the 15 largest negative contributors on a cap-weighted basis were technology companies. The other four were retail giants Wal-Mart and Home Depot, as well as communications sector components Worldcom and AT&T.

     Not all was lost for 2000, though. The financial and health care sectors had a decent year in 2000. The biggest contributors to the S&P 500 Index performance for the twelve months ended December 31, 2000 came from these two sectors. The financial companies include AIG, overall the largest positive performance contributor for 2000, Citigroup and Wells Fargo. Strong performers in the health care sector include some of the large pharmaceutical firms such as Merck, Pfizer and Warner-Lambert.

     Standard & Poor's made 59 additions and 58 deletions to the S&P 500 Index for the year (a December 31, 1999 deletion did not have an offsetting addition until January 3, 2000, hence the difference in the number of additions and deletions). The addition of JDS Uniphase on July 26, 2000 was the major index change for 2000. At just under 1% of the Index, JDS Uniphase was the largest addition to the S&P 500 since Microsoft was added. Deletions generally occur because of mergers and acquisitions, bankruptcies and restructurings, or lack of representation.

TOP TEN HOLDINGS

General Electric Co.                                    4.1%
Exxon Mobil Corp.                                       2.6%
Pfizer, Inc.                                            2.5%
Cisco Systems, Inc.                                     2.4%
Citigroup, Inc.                                         2.2%
Wal Mart Stores, Inc.                                   2.0%
Microsoft Corp.                                         2.0%
American Int'l Group, Inc.                              2.0%
Merck & Co., Inc.                                       1.8%
Intel Corp.                                             1.7%

PORTFOLIO STATISTICS

                                        FUND         S&P 500
                                    -------------    -------
Price/Earnings Ratio                21.5               25.2
Price/Book Ratio                    4.1                 8.5
Wtd. Avg. Mkt. Cap ($ bil)          110.9             111.8

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
American AAdvantage S&P 500 Index Mileage Fund

     We have audited the accompanying statement of assets and liabilities of the American AAdvantage S&P 500 Index Mileage Fund, ("the Fund") (separate fund of the American AAdvantage Mileage Funds), as of December 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the American AAdvantage S&P 500 Index Mileage Fund for the year ended December 31, 1999, and the financial highlights for each of the two years in the period then ended were audited by other auditors whose report dated February 11, 2000, expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the American AAdvantage S&P 500 Index Mileage Fund at December 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                        /s/ ERNST & YOUNG LLP
                                        Dallas, Texas
February 16, 2001

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000
--------------------------------------------------------------------------------

                                                              (IN THOUSANDS, EXCEPT SHARE
                                                                AND PER SHARE AMOUNTS)
ASSETS
    Investment in the State Street Equity 500 Index
     Portfolio, at Value....................................           $  5,262
    Receivable for Expense Reimbursement (Note 2)...........                  9
                                                                       --------
        TOTAL ASSETS........................................              5,271
                                                                       --------
LIABILITIES
    Payable for Fund Shares Redeemed........................                385
    Administrative Service Fees Payable (Note 2)............                  2
    Distribution Fees Payable...............................                  1
    Other Liabilities.......................................                 30
                                                                       --------
        TOTAL LIABILITIES...................................                418
                                                                       --------
NET ASSETS..................................................           $  4,853
                                                                       ========

COMPOSITION OF NET ASSETS
    Paid-in Capital.........................................           $  4,653
    Accumulated Net Realized Loss from Investments and
     Futures Transactions...................................               (597)
    Net Unrealized Appreciation on Investments and Futures
     Contracts..............................................                797
                                                                       --------
NET ASSETS..................................................           $  4,853
                                                                       ========

SHARES OUTSTANDING (no par value)...........................            384,838
                                                                       ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....           $  12.61
                                                                       ========

                             See accompanying notes

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                              (IN THOUSANDS)
INVESTMENT INCOME
    Income Allocated from the State Street Equity 500 Index
     Portfolio, net.........................................      $  55
    Income Allocated from the BT Equity 500 Index Portfolio,
     net....................................................          9
                                                                  -----
        TOTAL INVESTMENT INCOME.............................         64
                                                                  -----

EXPENSES
    Administrative Service Fees.............................         16
    Transfer Agency Fees....................................          4
    Professional Fees.......................................          9
    Registration Fees.......................................         16
    Distribution Fees.......................................         13
    Other Expenses..........................................          5
                                                                  -----
        TOTAL EXPENSES......................................         63
LESS: EXPENSES ABSORBED BY AMR INVESTMENT SERVICES, INC.....        (37)
                                                                  -----
        NET EXPENSES........................................         26
                                                                  -----
NET INVESTMENT INCOME.......................................         38
                                                                  -----

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES
  CONTRACTS
    Net Realized Loss from Investment Transactions..........        (82)
    Net Realized Loss from Futures Transactions.............        (16)
    Net Change in Unrealized Appreciation on Investments and
     Futures Contracts......................................       (323)
                                                                  -----
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES
  CONTRACTS.................................................       (421)
                                                                  -----
NET DECREASE IN NET ASSETS FROM OPERATIONS..................      $(383)
                                                                  =====

                             See accompanying notes

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
                                                              ----------------------------
                                                                  2000            1999
                                                              -------------   ------------
                                                                     (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net Investment Income...................................    $      38      $      39
    Net Realized Loss from Investments and Futures
     Transactions...........................................          (98)           (34)
    Net Change in Unrealized Appreciation on Investments and
     Futures Contracts......................................         (323)           725
                                                                ---------      ---------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        OPERATIONS..........................................         (383)           730
                                                                ---------      ---------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income...................................          (39)           (39)
                                                                ---------      ---------
        TOTAL DISTRIBUTIONS.................................          (39)           (39)
                                                                ---------      ---------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
    Proceeds from Sales of Shares...........................        6,905         23,891
    Dividend Reinvestments..................................           35             35
    Cost of Shares Redeemed.................................       (6,350)       (22,483)
                                                                ---------      ---------
        NET INCREASE FROM CAPITAL TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST.................................          590          1,443
                                                                ---------      ---------
TOTAL INCREASE IN NET ASSETS................................          168          2,134
NET ASSETS:
    Beginning of Period.....................................        4,685          2,551
                                                                ---------      ---------
    END OF PERIOD...........................................    $   4,853      $   4,685
                                                                =========      =========

                             See accompanying notes

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Mileage Fund

                                                                       YEAR ENDED              MARCH 2,
                                                                      DECEMBER 31,               1998
                                                              ----------------------------   DECEMBER 31,
                                                                 2000(A)          1999           1998
                                                              -------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD........................     $14.05          $11.78         $10.00
                                                                 ------          ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................       0.10            0.11           0.10
  Net Realized and Unrealized Gain(Loss) on Investments and
    Futures Transactions....................................      (1.44)           2.27           1.78
                                                                 ------          ------         ------
Total from Investment Operations............................      (1.34)           2.38           1.88
                                                                 ------          ------         ------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income.....................................      (0.10)          (0.11)         (0.10)
                                                                 ------          ------         ------
Total Distributions.........................................      (0.10)          (0.11)         (0.10)
                                                                 ------          ------         ------
NET ASSET VALUE, END OF PERIOD..............................     $12.61          $14.05         $11.78
                                                                 ======          ======         ======
TOTAL INVESTMENT RETURN.....................................     (9.60%)         20.31%         18.92%
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted)..................     $4,853          $4,685         $2,551
  Ratios to Average Net Assets (annualized):
    Net Investment Income...................................      0.71%           0.87%          1.00%
    Expenses, including expenses of the master portfolio,
      after waivers(B)......................................      0.55%           0.55%          0.55%
    Expenses, including expenses of the master portfolio,
      before waivers(B).....................................      1.25%           1.72%          3.36%
    Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by State Street Bank, BT Alex
      Brown, and AMR Investment Services, Inc...............      0.70%           1.17%          2.81%

---------------

(A) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(B) Includes expenses of the BT Equity 500 Index Portfolio for the period January 1, 2000 to February 29, 2000 and the expenses of the State Street Bank Equity 500 Index Portfolio from March 1, 2000 to December 31, 2000.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P INDEX MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  A.  Organization

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American AAdvantage S&P 500 Index Mileage Fund (the "Fund") is one of the ten funds offered under the Trust and commenced active operations on March 2, 1998. Information in these financial statements pertains only to the Fund.

     The Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 2000, the Fund's investment was 1.8% of the Portfolio.

     Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio (the "BT Portfolio"). On March 1, 2000, the Fund withdrew its interest in the BT Portfolio. The Fund received a distribution of cash and securities from the BT Portfolio with a market value equal to the Fund's investment in the BT Portfolio at the close of business on February 29, 2000, which totaled approximately $4,722,000. The Fund immediately contributed those securities to the State Street Equity 500 Index Portfolio, which commenced operations on March 1, 2000.

     The Portfolio and the BT Portfolio have identical investment objectives and fundamental policies. State Street Bank and Trust Company receives an annualized advisory fee of 0.045% of the Portfolio's average daily net assets. Bankers Trust Company received an annualized advisory fee of 0.075% of the BT Portfolio's average daily net assets.

     These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

  B.  Valuation of Investments

     Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  C.  Investment Income

     The Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized and unrealized gains (losses) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

  D.  Dividends

     Dividends from net investment income of the Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Fund, if any, will be paid
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P INDEX MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  E.  Federal Income and Excise Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The Fund has a capital loss carryforward of $510,867 which expires in years 2006-2008.

  F.  Deferred Organization Expenses

     Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

  G.  Expenses

     Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  H.  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

  I.  Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  A.  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .30% of the Fund's average daily net assets. The Manager has contractually agreed to waive distribution fees and to reimburse the Fund for other expenses through December 31, 2000 to the extent that total annual fund operating expenses exceed 0.55%.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P INDEX MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

  B.  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the period ended December 31, 2000, the Manager waived distribution fees totaling $13,241.

  C.  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the period ended December 31, 2000, the cost of air transportation for the trustees was not material to any of the Funds. One trustee, as a retiree of American, already receives flight benefits. The Trust compensates this trustee up to $10,000 annually to cover his personal flight service charges for his three children, as well as the income tax charged on the value of these benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

  D.  Reimbursement of Expenses

     For the period ended December 31, 2000, the Manager reimbursed expenses totaling $23,605 to the Fund.

3.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest were as follows:

                                   FOR THE PERIOD ENDED      FOR THE PERIOD ENDED
                                    DECEMBER 31, 2000          DECEMBER 31, 1999
                                  ----------------------   -------------------------
                                   SHARES      AMOUNT        SHARES        AMOUNT
                                  --------   -----------   ----------   ------------
Sold............................   519,859   $ 6,905,093    1,913,188   $ 23,891,255
Reinvested......................     2,557        25,605        2,697         34,655
Redeemed........................  (470,970)   (6,349,890)  (1,799,001)   (22,483,627)
                                  --------   -----------   ----------   ------------
Net increase....................    51,447   $   580,807      116,884   $  1,442,283
                                  ========   ===========   ==========   ============

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the "Portfolio") as of December 31, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG LLP
                                            Boston, Massachusetts
February 9, 2001

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
COMMON STOCKS - 98.6%
AEROSPACE - 1.1%
Boeing Co......................    219,476   $   14,485
General Dynamics Corp..........     49,700        3,877
Lockheed Martin Corp...........    106,946        3,631
Northrop Grumman Corp..........     18,400        1,527
United Technologies Corp.......    116,900        9,191
                                             ----------
                                                 32,711
                                             ----------
BASIC INDUSTRIES - 2.9%
Air Products & Chemicals,
  Inc..........................     59,100        2,423
Alcan Aluminum, Ltd............     82,300        2,814
Alcoa, Inc.....................    212,660        7,124
Allegheny Technologies, Inc....     18,988          301
B.F. Goodrich Co...............     24,500          891
Barrick Gold Corp..............     95,700        1,568
Bemis Co., Inc.................     14,800          497
Boise Cascade Corp.............     15,400          518
Dow Chemical Co................    166,400        6,094
du Pont (E.I.) de Nemours &
  Co...........................    260,841       12,602
Eastman Chemical Co............     18,125          884
Engelhard Corp.................     32,725          667
FMC Corp. (a)..................      6,900          495
Freeport-McMoRan Copper & Gold,
  Inc. Class B (a).............     45,600          390
Great Lakes Chemical Corp......     11,600          431
Hercules, Inc..................     27,400          522
Homestake Mining Co............     71,800          301
Illinois Tool Works, Inc.......     76,000        4,527
Inco, Ltd. (a).................     49,100          823
International Paper Co.........    120,845        4,932
Kimberly-Clark Corp............    131,536        9,298
Mead Corp......................     27,500          863
Minnesota Mining &
  Manufacturing Co.............     97,300       11,725
Newmont Mining Corp............     46,867          800
Nucor Corp.....................     19,000          754
Phelps Dodge Corp..............     18,639        1,040
Placer Dome, Inc...............     89,100          858
Potlatch Corp..................      7,000          235
PPG Industries, Inc............     42,300        1,959
Praxair, Inc...................     40,500        1,797
Rohm & Haas Co.................     52,420        1,903
Sealed Air Corp. (a)...........     22,443          684
Sigma Aldrich Corp.............     18,000          706
Temple-Inland, Inc.............     11,700          627
Union Carbide Corp.............     32,700        1,760
USX-U.S. Steel Group...........     23,000          414
Westvaco Corp..................     27,800          811
Willamette Industries, Inc.....     26,500        1,244
Worthington Industries, Inc....     21,900          177
                                             ----------
                                                 86,459
                                             ----------
CAPITAL GOODS - 6.1%
Allied Waste Industries, Inc. (a)...    50,100        730
Ball Corp......................      7,900          364
Boston Scientific Corp. (a)....     99,500        1,362
Briggs & Stratton Corp.........      5,500          244

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Caterpillar, Inc...............     86,500   $    4,093
Cooper Industries, Inc.........     24,400        1,121
Crane Co.......................     17,600          501
Cummins Engine Co., Inc........     11,600          440
Deere & Co.....................     58,000        2,657
Dover Corp.....................     51,600        2,093
Emerson Electric Co............    106,700        8,409
General Electric Co............  2,456,200      117,744
Grainger (W.W.), Inc...........     25,300          924
HCA-Healthcare Corp. (The).....    138,632        6,101
Ingersoll-Rand Co..............     41,700        1,746
ITT Industries, Inc............     23,400          907
Johnson Controls, Inc..........     22,000        1,144
Millipore Corp.................     12,700          800
National Service Industries,
  Inc..........................     11,300          290
Pall Corp......................     34,200          729
Parker-Hannifin Corp...........     26,850        1,185
Raytheon Co. Class B...........     82,300        2,556
Timken Co......................     14,500          219
TRW, Inc.......................     30,100        1,166
Tyco International, Ltd........    432,668       24,013
                                             ----------
                                                181,538
                                             ----------
CONSUMER BASICS - 20.8%
Abbott Laboratories............    382,400       18,523
Aetna, Inc. (a)................     34,902        1,433
Albertson's, Inc...............    104,603        2,772
Allergan, Inc..................     33,500        3,243
ALZA Corp. (a).................     58,800        2,499
American Home Products Corp....    324,000       20,590
Amgen, Inc. (a)................    255,300       16,323
Archer-Daniels-Midland Co......    160,823        2,412
Bard (C.R.), Inc...............     13,800          643
Bausch & Lomb, Inc.............     14,300          578
Baxter International, Inc......     72,300        6,385
Becton, Dickinson & Co.........     62,400        2,161
Biogen, Inc. (a)...............     36,500        2,192
Biomet, Inc....................     46,050        1,828
Black & Decker Corp............     21,700          852
Bristol-Myers Squibb Co........    484,100       35,793
Campbell Soup Co...............    107,100        3,708
Cardinal Health, Inc...........     68,612        6,836
Chiron Corp. (a)...............     45,600        2,026
Clorox Co. (The)...............     59,400        2,109
Coca-Cola Co. (The)............    613,900       37,410
Coca-Cola Enterprises, Inc.....    106,400        2,022
Colgate-Palmolive Co...........    143,400        9,257
ConAgra, Inc...................    135,600        3,526
Corning, Inc...................    227,200       11,999
Costco Wholesale Corp. (a).....    111,300        4,445
CVS Corp.......................     98,600        5,910
Forest Laboratories, Inc.
  (a)..........................     22,300        2,963
General Mills, Inc.............     70,800        3,155
Gillette Co. (The).............    263,000        9,501
HEALTHSOUTH Corp. (a)..........    100,300        1,636
Heinz (H.J.) Co................     84,750        4,020
Hershey Foods Corp.............     33,700        2,169

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Humana, Inc. (a)...............     43,900   $      670
Johnson & Johnson..............    344,100       36,152
Kellogg Co.....................    100,300        2,633
King Pharmaceuticals, Inc.
  (a)..........................     42,300        2,186
Kroger Co. (The) (a)...........    206,600        5,591
Lilly (Eli) & Co...............    278,900       25,955
Manor Care, Inc. (a)...........     29,200          602
McKesson HBOC, Inc.............     69,551        2,496
MedImmune, Inc. (a)............     53,000        2,528
Medtronic, Inc.................    296,900       17,925
Merck & Co., Inc...............    571,300       53,488
Pactiv Corp. (a)...............     45,200          559
PepsiCo, Inc...................    356,800       17,684
Pfizer, Inc....................  1,563,425       71,918
Pharmacia & Upjohn, Inc........    318,832       19,449
Philip Morris Cos., Inc........    550,000       24,200
Procter & Gamble Co............    322,500       25,296
Quaker Oats Co.................     32,900        3,204
Ralston-Purina Group...........     75,500        1,972
Safeway, Inc. (a)..............    123,300        7,706
Sara Lee Corp..................    209,300        5,141
Schering-Plough Corp...........    361,600       20,521
Snap-On Tools Corp.............     15,900          443
St. Jude Medical, Inc. (a).....     20,250        1,244
Stanley Works..................     19,700          614
Stryker Corp...................     48,000        2,428
SYSCO Corp.....................    169,400        5,082
Tenet Healthcare Corp..........     77,200        3,431
Tupperware Corp................     14,600          298
Unilever NV ADR................    143,428        9,027
UnitedHealth Group, Inc. (a)...     78,200        4,800
UST Corp.......................     42,700        1,198
Watson Pharmaceuticals, Inc.
  (a)..........................     26,300        1,346
Wellpoint Health Networks, Inc.
  (a)..........................     15,300        1,763
Winn-Dixie Stores, Inc.........     32,500          630
Wrigley (Wm.), Jr. Co..........     28,100        2,692
                                             ----------
                                                613,791
                                             ----------
CONSUMER DURABLES - 1.3%
AutoZone, Inc. (a).............     33,100          943
Avery Dennison Corp............     29,000        1,591
Best Buy Co. (a)...............     51,400        1,519
Cooper Tire & Rubber Co........     18,900          201
Dana Corp......................     35,365          542
Danaher Corp...................     35,000        2,393
Delphi Automotive Systems
  Corp.........................    137,941        1,552
Eaton Corp.....................     17,600        1,323
Ford Motor Co..................    462,278       10,835
General Motors Corp............    136,398        6,948
Genuine Parts Co...............     43,450        1,138
Goodyear Tire & Rubber Co......     43,500        1,000
Harley-Davidson, Inc...........     75,800        3,013
Leggett & Platt, Inc...........     52,800        1,000
Maytag Corp....................     19,400          627
PACCAR, Inc....................     20,890        1,029
Pitney Bowes, Inc..............     63,100        2,090

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Visteon Corp...................     30,250   $      348
Whirlpool Corp.................     16,300          777
                                             ----------
                                                 38,869
                                             ----------
CONSUMER NON-DURABLES - 5.9%
Alberto Culver Co. Class B.....     16,000          685
Anheuser-Busch Cos., Inc.......    222,500       10,124
Avon Products, Inc.............     57,700        2,762
Bed Bath & Beyond, Inc. (a)....     72,200        1,615
Brown-Forman Distillers, Inc.
  Class B......................     16,400        1,091
Brunswick Corp.................     23,800          391
Circuit City Stores, Inc.......     49,700          572
Consolidated Stores Corp.
  (a)..........................     28,942          307
Coors (Adolph) Co. Class B.....      9,400          755
Dillard's, Inc. Class A........     28,000          331
Dollar General Corp............     85,616        1,616
Eastman Kodak Co...............     75,300        2,965
Federated Department Stores,
  Inc. (a).....................     50,700        1,774
Fortune Brands, Inc............     37,800        1,134
Gap, Inc.......................    208,275        5,311
Hasbro, Inc....................     46,400          493
Home Depot, Inc. (The).........    572,997       26,179
International Flavors &
  Fragrances, Inc..............     28,200          573
JC Penney & Co., Inc...........     70,700          769
Kohl's Corp. (a)...............     82,300        5,020
Kmart Corp. (a)................    131,900          701
Limited, Inc. (The)............    108,836        1,857
Liz Claiborne, Inc.............     12,900          537
Longs Drug Stores, Inc.........      9,700          234
Lowe's Cos., Inc...............     96,800        4,308
Mattel, Inc....................    103,587        1,496
May Department Stores Co.......     73,400        2,404
Newell Rubbermaid, Inc.........     67,057        1,525
NIKE, Inc. Class B.............     67,300        3,756
Nordstrom, Inc.................     36,600          666
Office Depot, Inc. (a).........     79,500          566
Radioshack Corp................     46,100        1,974
Reebok International, Ltd.
  (a)..........................     13,700          375
Sears Roebuck & Co.............     85,200        2,961
Staples, Inc. (a)..............    118,050        1,394
Starbucks Corp. (a)............     46,100        2,040
SuperValu, Inc.................     36,900          512
Target Corp....................    224,800        7,250
Tiffany & Company..............     35,300        1,116
TJX Cos., Inc..................     70,600        1,959
Toys "R" Us, Inc. (a)..........     48,200          804
V.F. Corp......................     27,000          978
Wal-Mart Stores, Inc...........  1,106,600       58,788
Walgreen Co....................    252,500       10,558
                                             ----------
                                                173,226
                                             ----------
CONSUMER SERVICES - 1.7%
AMR Corp.......................     36,300        1,422
Carnival Corp..................    146,900        4,526
Convergys Corp. (a)............     40,300        1,826
Darden Restaurants, Inc........     28,600          654

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Delta Air Lines, Inc...........     29,700   $    1,491
Disney (Walt) Co...............    514,986       14,902
Harrah's Entertainment, Inc.
  (a)..........................     32,100          847
Hilton Hotels Corp.............     89,700          942
Marriott International, Inc.
  Class A......................     62,000        2,619
McDonald's Corp................    323,400       10,996
Sabre Holdings Corporation
  Class A......................     31,123        1,342
Sapient Corp. (a)..............     31,800          378
Southwest Airlines Co..........    126,787        4,251
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     47,200        1,664
Tricon Global Restaurants, Inc.
  (a)..........................     38,810        1,281
USAirways Group, Inc. (a)......     15,500          629
Wendy's International, Inc.....     28,900          759
                                             ----------
                                                 50,529
                                             ----------
ELECTRICAL EQUIPMENT - 0.8%
American Power Conversion Corp.
  (a)..........................     52,400          645
Molex, Inc.....................     50,775        1,799
Power-One, Inc. (a)............     18,800          739
Tektronix, Inc.................     24,800          836
Texas Instruments, Inc.........    427,830       20,269
Thomas & Betts Corp............     14,900          241
                                             ----------
                                                 24,529
                                             ----------
ELECTRONICS - 2.7%
Agilent Technologies, Inc.
  (a)..........................    111,300        6,094
Altera Corp. (a)...............    101,100        2,660
Analog Devices, Inc. (a).......     89,000        4,556
Applied Micro Circuits Corp.
  (a)..........................     70,700        5,302
Broadcom Corp. (a).............     59,000        4,960
Conexant Systems, Inc. (a).....     57,100          871
JDS Uniphase Corp. (a).........    237,500        9,915
KLA Tencor Corporation (a).....     48,200        1,624
Lexmark International Group,
  Inc. Class A (a).............     30,600        1,356
Linear Technology Corp.........     78,700        3,635
Maxim Integrated Products, Inc.
  (a)..........................     71,700        3,424
Novellus Systems, Inc. (a).....     34,200        1,225
QLogic Corp. (a)...............     22,000        1,698
QUALCOMM, Inc. (a).............    184,700       15,168
Sanmina Corp. (a)..............     38,700        2,965
Solectron Corp. (a)............    155,700        5,278
Teradyne, Inc. (a).............     45,100        1,680
Vitesse Semiconductor Corp.
  (a)..........................     44,200        2,445
Xilinx, Inc. (a)...............     82,300        3,816
                                             ----------
                                                 78,672
                                             ----------
ENERGY - 6.8%
Amerada Hess Corp..............     22,600        1,651
Anadarko Petroleum Corp........     60,968        4,334
Apache Corp....................     29,900        2,095

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Ashland, Inc...................     18,900   $      678
Baker Hughes, Inc..............     81,980        3,407
Burlington Resources, Inc......     54,522        2,753
Calpine Corp. (a)..............     69,700        3,141
Chevron Corp...................    158,400       13,375
Conoco, Inc. Class B...........    156,900        4,540
Constellation Energy Group.....     37,100        1,672
Devon Energy Corp..............     31,299        1,908
El Paso Energy Corp............     57,900        4,147
EOG Resources, Inc.............     29,200        1,597
Exxon Mobil Corp...............    861,405       74,888
Halliburton Co.................    108,200        3,922
Kerr-McGee Corp................     23,356        1,563
Kinder Morgan, Inc.............     29,700        1,550
McDermott International,
  Inc..........................     15,400          166
Nabors Industries, Inc. (a)....     36,900        2,183
Occidental Petroleum Corp......     95,300        2,311
ONEOK, Inc.....................      8,000          385
Phillips Petroleum Co..........     62,200        3,538
Progress Energy, Inc...........     51,547        2,536
Progress Energy, Inc. CVO
  (a)..........................     12,200            5
Rowan Cos., Inc. (a)...........     25,200          680
Royal Dutch Petroleum Co.
  ADR..........................    530,800       32,147
Schlumberger, Ltd..............    142,600       11,399
Sempra Energy..................     49,150        1,143
Sunoco, Inc....................     21,355          719
Texaco, Inc....................    137,600        8,548
Tosco Corp.....................     34,900        1,185
Transocean Sedco Forex, Inc....     53,952        2,482
Unocal Corp....................     62,700        2,426
USX-Marathon Group.............     80,500        2,234
                                             ----------
                                                201,308
                                             ----------
FINANCE - 17.4%
AFLAC, Inc.....................     66,700        4,815
Allstate Corp..................    183,488        7,993
Ambac Financial Group, Inc.....     26,550        1,548
American Express Co............    328,800       18,063
American General Corp..........     63,287        5,158
American International Group,
  Inc..........................    576,667       56,838
AmSouth Bancorp................     98,850        1,507
AON Corp.......................     63,050        2,159
Bank of America Corp...........    402,295       18,455
Bank of New York Co., Inc......    184,600       10,188
Bank One Corp..................    288,968       10,583
BB&T Corp......................     96,700        3,608
Bear Stearns Cos., Inc.........     27,668        1,402
Capital One Financial Corp.....     50,100        3,297
Charter One Financial, Inc.....     54,655        1,578
Chubb Corp. (The)..............     43,600        3,771
CIGNA Corp.....................     38,500        5,094
Cincinnati Financial Corp......     41,700        1,650
CIT Group, Inc. (The) Class A..     63,400        1,276
Citigroup, Inc.................  1,245,476       63,597
Comerica, Inc..................     40,350        2,396
Conseco, Inc...................     75,145          991

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Countrywide Credit Industries,
  Inc..........................     27,300   $    1,372
Equifax, Inc...................     35,900        1,030
Fannie Mae.....................    249,200       21,618
Federal Home Loan Mortgage
  Corp.........................    171,500       11,812
Fifth Third Bancorp............    115,925        6,927
First Union Corp...............    240,812        6,698
Firstar Corp...................    233,176        5,421
FleetBoston Financial Corp.....    225,264        8,462
Franklin Resources, Inc........     61,700        2,351
Golden West Financial Corp.....     39,900        2,693
Hartford Financial Services
  Group, Inc. (The)............     56,100        3,962
Household International
  Corp.........................    118,199        6,501
Huntington Bancshares, Inc.....     66,047        1,069
JP Morgan Chase and Co.........    323,642       14,706
Jefferson-Pilot Corp...........     26,775        2,001
KeyCorp........................    106,898        2,993
Lehman Brothers Holdings,
  Inc..........................     60,600        4,098
Lincoln National Corp..........     48,600        2,299
Loews Corp.....................     24,900        2,579
Marsh & McLennan Cos., Inc.....     67,750        7,927
MBIA, Inc......................     25,500        1,890
MBNA Corp......................    212,582        7,852
Mellon Financial Corp..........    119,900        5,898
Merrill Lynch & Co., Inc.......    201,200       13,719
MetLife, Inc...................    190,600        6,671
MGIC Investment Corp...........     26,000        1,753
Moody's Corp...................     43,700        1,123
Morgan (J.P.) & Co., Inc.......     39,300        6,504
Morgan Stanley Dean Witter &
  Co...........................    277,112       21,961
National City Corp.............    151,600        4,359
Northern Trust Corp............     56,100        4,576
Old Kent Financial Corp........     32,875        1,438
Paychex, Inc...................     94,025        4,572
PNC Bank Corp..................     72,900        5,326
Price (T. Rowe) & Associates,
  Inc..........................     32,200        1,360
Progressive Corp...............     19,100        1,979
Providian Financial Corp.......     71,800        4,129
Regions Financial Corp.........     53,100        1,450
SAFECO Corp....................     30,300          996
Schwab (Charles) Corp..........    345,250        9,797
SouthTrust Corp................     40,600        1,652
St. Paul Cos., Inc.............     55,472        3,013
State Street Corp..............     40,800        5,068
Stilwell Financial, Inc........     57,900        2,283
Summit Bancorp.................     42,000        1,604
SunTrust Banks, Inc............     74,400        4,687
Synovus Financial Corp.........     74,100        1,996
Torchmark Corp.................     30,800        1,184
U.S. Bancorp...................    187,817        5,482
Union Planters Corp............     35,600        1,273
UnumProvident Corp.............     63,228        1,699
USA Education, Inc.............     38,100        2,591
Wachovia Corp..................     50,400        2,930

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Washington Mutual, Inc.........    132,598   $    7,036
Wells Fargo Co.................    422,787       23,544
                                             ----------
                                                515,881
                                             ----------
GENERAL BUSINESS - 3.0%
American Greetings Corp. Class
  A............................     17,800          168
Automatic Data Processing,
  Inc..........................    156,800        9,927
Block (H&R) Co., Inc...........     21,600          894
Cendant Corp. (a)..............    189,636        1,825
Clear Channel Communications,
  Inc. (a).....................    146,100        7,077
Comcast Corp. Special Class A
  (a)..........................    225,900        9,417
Computer Sciences Corp. (a)....     41,700        2,507
Deluxe Corp....................     19,900          503
Donnelley (R.R.) & Sons Co.....     33,300          899
Dow Jones & Co., Inc...........     22,700        1,285
Ecolab, Inc....................     31,000        1,339
First Data Corp................     99,100        5,221
Fluor Corp. (a)................     19,900          658
Gannett Co., Inc...............     66,100        4,168
Harcourt General, Inc..........     19,700        1,127
IMS Health, Inc................     75,600        2,041
Interpublic Group Cos., Inc....     77,600        3,303
Knight-Ridder, Inc.............     17,900        1,018
McGraw-Hill, Inc...............     49,800        2,920
Meredith Corp..................     14,000          451
New York Times Co. Class A.....     40,900        1,639
Omnicom Group, Inc.............     44,400        3,680
Quintiles Transnational Corp.
  (a)..........................     31,100          651
Robert Half International, Inc.
  (a)..........................     46,000        1,219
Time Warner, Inc...............    328,300       17,150
Tribune Co.....................     75,845        3,205
Waste Management, Inc..........    158,059        4,386
                                             ----------
                                                 88,678
                                             ----------
SHELTER - 0.4%
Centex Corp....................     14,600          548
Georgia-Pacific Group..........     54,643        1,701
Kaufman & Broad Home Corp......     11,100          374
Louisiana Pacific Corp.........     29,100          295
Masco Corp.....................    113,700        2,921
Pulte Corp.....................     11,600          489
Sherwin-Williams Co............     40,300        1,060
Vulcan Materials Co............     26,500        1,269
Weyerhaeuser Co................     54,100        2,746
                                             ----------
                                                 11,403
                                             ----------
TECHNOLOGY - 16.0%
Adaptec, Inc. (a)..............     25,100          256
Adobe Systems, Inc.............     60,400        3,514
Advanced Micro Devices, Inc.
  (a)..........................     78,600        1,086
America Online, Inc. (a).......    577,898       20,111
Apple Computer, Inc. (a).......     82,000        1,215

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Applera Corp - Applied
  Biosystems Group (a).........     52,900   $    4,976
Applied Materials, Inc. (a)....    202,700        7,741
Autodesk, Inc..................     15,900          427
BMC Software, Inc. (a).........     62,400          870
BroadVision, Inc. (a)..........     66,300          783
Cabletron Systems, Inc. (a)....     44,800          675
Ceridian Corp. (a).............     37,800          754
Cisco Systems, Inc. (a)........  1,783,500       68,219
Citrix Systems, Inc. (a).......     48,800        1,098
COMPAQ Computer Corp...........    424,729        6,392
Computer Associates
  International, Inc...........    145,662        2,840
Compuware Corp. (a)............     97,500          609
Dell Computer Corp. (a)........    638,600       11,136
Electronic Data Systems
  Corp.........................    115,000        6,641
EMC Corp. (a)..................    541,724       36,025
Gateway, Inc. (a)..............     81,500        1,466
Guidant Corp. (a)..............     77,700        4,191
Hewlett-Packard Co.............    488,500       15,418
Honeywell International,
  Inc..........................    196,637        9,303
Intel Corp.....................  1,667,300       50,123
International Business Machines
  Corp.........................    434,400       36,924
Intuit, Inc. (a)...............     51,500        2,028
LSI Logic Corp. (a)............     76,600        1,309
Mercury Interactive Corp.
  (a)..........................     20,300        1,831
Micron Technology, Inc. (a)....    139,100        4,938
Microsoft Corp. (a)............  1,321,200       57,390
National Semiconductor Corp.
  (a)..........................     46,600          938
NCR Corp. (a)..................     22,900        1,125
Network Appliance, Inc. (a)....     78,400        5,032
Novell, Inc. (a)...............     88,800          461
Oracle Systems Corp. (a).......  1,386,320       40,377
Palm, Inc. (a).................    140,973        3,982
Parametric Technology Corp.
  (a)..........................     64,000          860
PeopleSoft, Inc. (a)...........     69,400        2,572
PerkinElmer, Inc...............     12,800        1,344
Rockwell International Corp....     45,200        2,153
Scientific-Atlanta, Inc........     39,400        1,283
Siebel Systems, Inc. (a).......    104,100        7,033
Sun Microsystems, Inc. (a).....    796,500       22,153
Symbol Technologies, Inc.......     36,700        1,321
Tellabs, Inc. (a)..............    100,900        5,694
Textron, Inc...................     36,500        1,697
Thermo Electron Corp. (a)......     43,200        1,285
Unisys Corp. (a)...............     74,700        1,092
VERITAS Software Corp. (a).....     96,100        8,409
Xerox Corp.....................    166,100          768
Yahoo!, Inc. (a)...............    137,900        4,137
                                             ----------
                                                474,005
                                             ----------
TELECOMMUNICATIONS - 7.4%
ADC Telecommunications, Inc.
  (a)..........................    196,300        3,558
Andrew Corp. (a)...............     20,868          454

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
AT&T Corp......................    928,014   $   16,066
Avaya, Inc. (a)................     71,016          732
BellSouth Corp.................    462,000       18,913
CenturyTel, Inc................     33,950        1,214
Comverse Technology, Inc. (a)..     39,700        4,312
Global Crossing, Ltd. (a)......    223,710        3,202
Lucent Technologies, Inc.......    824,892       11,136
Motorola, Inc..................    545,521       11,047
Nextel Communications, Inc.
  Class A (a)..................    187,000        4,617
Nortel Networks Corp...........    766,520       24,576
Qwest Communications
  International, Inc. (a)......    409,215       16,778
SBC Communications, Inc........    838,345       40,031
Verizon Communications.........    668,306       33,499
Viacom, Inc. Class B (a).......    374,114       17,490
WorldCom, Inc..................    719,183       10,113
                                             ----------
                                                217,738
                                             ----------
TRANSPORTATION - 0.4%
Burlington Northern, Inc.......     99,407        2,815
CSX Corp.......................     56,200        1,458
FedEx Corp. (a)................     71,240        2,847
Navistar International Corp.
  (a)..........................     15,350          402
Norfolk Southern Corp..........     95,800        1,275
Ryder Systems, Inc.............     17,100          284
Union Pacific Corp.............     61,500        3,121
                                             ----------
                                                 12,202
                                             ----------
UTILITIES - 3.9%
AES Corp. (a)..................    112,600        6,235
Allegheny Energy, Inc..........     27,900        1,344
Alltel Corp....................     76,600        4,783
Ameren Corp....................     36,077        1,671
American Electric Power Co.,
  Inc..........................     80,300        3,734
Cinergy Corp...................     38,626        1,357
CMS Energy Corp................     30,800          976
Coastal Corp...................     54,500        4,813
Consolidated Edison, Inc.
  (a)..........................     53,200        2,048
Dominion Resources, Inc........     58,408        3,913
DTE Energy Co..................     34,500        1,343
Duke Energy Corp. NPV..........     91,874        7,832
Dynegy, Inc. Class A...........     77,200        4,328
Edison International...........     83,700        1,308
Enron Corp.....................    185,100       15,387
Entergy Corp...................     53,800        2,276
Exelon Corp....................     79,937        5,612
FirstEnergy Corp...............     55,900        1,764
FPL Group, Inc.................     44,300        3,179
GPU, Inc.......................     29,000        1,068
KeySpan Corp...................     34,900        1,479
Niagara Mohawk Holdings, Inc.
  (a)..........................     41,800          698
NICOR, Inc.....................     13,300          574
NiSource, Inc..................     49,439        1,520
Peoples Energy Corp............      8,300          371
PG&E Corp......................    100,300        2,006

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Pinnacle West Capital Corp.....     22,000   $    1,048
PPL Corp.......................     36,200        1,636
Public Service Enterprise
  Group, Inc...................     53,200        2,587
Reliant Energy, Inc............     72,910        3,158
Southern Co....................    164,200        5,460
Sprint Corp. (Fon Group).......    216,900        4,406
Sprint Corp. (PCS Group) (a)...    232,600        4,754
TXU Corp.......................     64,830        2,873
Williams Cos. (The)............    111,880        4,468
Xcel Energy, Inc...............     83,760        2,434
                                             ----------
                                                114,443
                                             ----------
    TOTAL COMMON STOCKS (COST
      $2,386,995,000)..........               2,915,982
                                             ----------
                                    PAR
                                  AMOUNT
                                 ---------
GOVERNMENT AND AGENCY SECURITIES - 0.3%
U.S. Treasury Bill
  5.88% due 03/15/01 (b)(c)....  $   8,235        8,137
                                             ----------
    TOTAL GOVERNMENT AND AGENCY
      SECURITIES (COST
      $8,137,000)..............                   8,137
                                             ----------
                                  SHARES
                                 ---------
SHORT TERM INVESTMENTS - 16.3%
AIM Short Term Investment Prime
  Portfolio....................     36,611       36,611
State Street Navigator
  Securities Lending Prime
  Portfolio (d)................    446,834      446,834
Federated Investors Prime Cash
  Obligations Fund.............          3            3
                                             ----------
    TOTAL SHORT TERM
      INVESTMENTS (COST
      $483,448,000)............                 483,448
                                             ----------
TOTAL INVESTMENTS - 115.2%
  (IDENTIFIED COST
  $2,878,580,000)..............               3,407,567
                                             ----------
OTHER ASSETS AND LIABILITIES
NET - (15.2)%..................                (450,296)
                                             ----------
NET ASSETS - 100%..............              $2,957,271
                                             ==========

(a) Non-income producing security.

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c) Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

ABBREVIATIONS

ADR - American Depositary Receipt
CVO - Contingent Value Obligation
NPV - No Par Value
NV  - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                                             UNREALIZED
                                NUMBER OF   DEPRECIATION
                                CONTRACTS      (000)
                                ---------   ------------
S&P 500 Financial Futures
  Contracts Expiration date
  03/2001.....................     132         (1,734)
                                              -------
Total unrealized depreciation
  on Open futures contracts
  purchased...................                $(1,734)
                                              =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000
--------------------------------------------------------------------------------

                                                               (AMOUNTS IN THOUSANDS)
ASSETS
   Investments at market (identified cost $2,878,580).......                 $3,407,567
   Receivables:
       Dividends and interest...............................                      2,651
                                                                             ----------
       TOTAL ASSETS.........................................                  3,410,218
                                                                             ----------
LIABILITIES
   Payables:
       Investments purchased................................  $  5,302
       Upon return of securities loaned.....................   446,834
       Daily variation margin on futures contracts..........       697
       Management fees (Note 4).............................       114
                                                              --------
       TOTAL LIABILITIES....................................                    452,947
                                                                             ----------
NET ASSETS..................................................                 $2,957,271
                                                                             ==========
COMPOSITION OF NET ASSETS
   Paid-in capital..........................................                 $2,430,018
   Net unrealized appreciation on investments and futures
     contracts..............................................                    527,253
                                                                             ----------
NET ASSETS..................................................                 $2,957,271
                                                                             ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2000*
--------------------------------------------------------------------------------

                                                               (AMOUNTS IN THOUSANDS)
INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $149)........                  $  23,093
   Interest.................................................                      2,210
                                                                              ---------
       TOTAL INVESTMENT INCOME..............................                     25,303
EXPENSES
   Management fees (Note 4).................................  $     960
                                                              ---------
       TOTAL EXPENSES.......................................                        960
                                                                              ---------
NET INVESTMENT INCOME.......................................                     24,343
                                                                              ---------
REALIZED AND UNREALIZED LOSS
   Net realized loss on:
       Investments and foreign currency transactions........    (43,129)
       Futures contracts....................................     (8,384)
                                                              ---------
                                                                                (51,513)
   Net change in unrealized depreciation on:
       Investments and foreign currency transactions........   (143,802)**
       Futures contracts....................................     (1,734)
                                                              ---------
                                                                               (145,536)
                                                                              ---------
Net realized and unrealized loss............................                   (197,049)
                                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                  $(172,706)
                                                                              =========

---------------

*   The Portfolio commenced operations on March 1, 2000.
**  Excludes unrealized appreciation of $672,790 on contributed securities.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD
                                                                    ENDED
                                                                 DECEMBER 31,
                                                                    2000*
                                                              ------------------
                                                                 (AMOUNTS IN
                                                                  THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net investment income...................................      $   24,343
    Net realized loss.......................................         (51,513)
    Net change in unrealized appreciation (depreciation)....        (145,536)
                                                                  ----------
        NET DECREASE IN NET ASSETS RESULTING FROM
        OPERATIONS..........................................        (172,706)
                                                                  ----------
CAPITAL TRANSACTIONS (NOTE 3)
    Proceeds from contributions.............................       3,861,947
    Fair value of withdrawals...............................        (731,970)
                                                                  ----------
        NET INCREASE IN NET ASSETS FROM CAPITAL
        TRANSACTIONS........................................       3,129,977
                                                                  ----------
TOTAL NET INCREASE IN NET ASSETS............................       2,957,271
NET ASSETS
    BEGINNING OF PERIOD.....................................              --
                                                                  ----------
    END OF PERIOD...........................................      $2,957,271
                                                                  ==========

---------------

* The Portfolio commenced operations on March 1, 2000.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                              FOR THE PERIOD
                                                                  ENDED
                                                               DECEMBER 31,
                                                                  2000*
                                                              --------------
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)................    $2,957,271
    Ratios to average net assets:
        Operating expenses **...............................         0.045%
        Net investment income **............................          1.14%
    Portfolio turnover rate***..............................            18%
    Total return ***........................................         (2.41)%

---------------

*   The Portfolio commenced operations on March 1, 2000.
**  Annualized
*** Not Annualized

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------
1.   ORGANIZATION

     State Street Master Funds (the "Trust") is a registered and diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust is comprised of 5 investment portfolios. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2000, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

     The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities transactions and investment income

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

     In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Trust does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 2000
--------------------------------------------------------------------------------

  Federal income taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. It is intended that the Portfolio's assets will be managed so that an investor in the Portfolio can satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Futures

     The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with SEC requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Portfolio entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

     The primary risk associated with securities lending is if the borrower defaults on it obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2000, the value of the securities loaned amounted to $427,301,751. The loans were collateralized with cash of $446,833,730, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, a related party investment.

3.   SECURITIES TRANSACTIONS AND CAPITAL TRANSACTIONS

     For the period ended December 31, 2000, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $496,941,518 and $604,055,794, respectively. The aggregate gross unrealized appreciation and depreciation were $784,850,564 and $255,862,754, respectively, as of December 31, 2000.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
PRIVACY POLICY
--------------------------------------------------------------------------------

     The American AAdvantage Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                    [AMERICAN ADVANTAGE MILEAGE FUNDS LOGO]

                                P.O. Box 219643
                        Kansas City, Missouri 64121-9643
                                 (800) 388-3344

                                www.aafunds.com
                        american aadvantage.funds6aa.com

                                   MANAGED BY
                         AMR INVESTMENT SERVICES, INC.

This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation.

American AAdvantage S&P 500 Mileage Fund is a service mark of AMR Investment Services, Inc.